ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounts Receivable, Net [Abstract]
ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES
ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES

We evaluate the collectibility of accounts receivable based on a combination of factors. We estimate an allowance for doubtful accounts as a percentage of net sales based on historical bad debt experience. This estimate is periodically adjusted when we become aware of a specific customer’s inability to meet its financial obligations (e.g., bankruptcy filing) or as a result of changes in the overall aging of accounts receivable. While we have a large number of customers that operate in diverse businesses and are geographically dispersed, a general economic downturn in any of the industry segments in which we operate could result in higher than expected defaults, and, therefore, the need to revise estimates for the provision for doubtful accounts could occur.

Allowance for doubtful accounts receivable consisted of the following:

	March 31,
	2016	2015
	($ in millions)
Balance at beginning of year	$6.4	$3.0
Provisions charged	1.4	0.2
Write-offs, net of recoveries	(1.5)	(0.1)
Balance at end of period	$6.3	$3.1

ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES

Allowance for doubtful accounts receivable consisted of the following:

	December 31,
	2015	2014
	($ in millions)
Beginning balance	$3.0	$3.4
Provisions charged	5.2	0.2
Write-offs, net of recoveries	(1.8)	(0.6)
Ending balance	$6.4	$3.0

At December 31, 2015 and 2014, our consolidated balance sheets included other receivables of $71.1 million and $21.2 million, respectively, which were classified as receivables, net.